Amounts Receivable and Prepaids (Narrative) (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025	Mar. 31, 2024
Receivables [Abstract]
Provision for uncertainty of collection	$ 0.0	$ 0.3
Provisions on sales tax payable			$ 2.3
Sales tax received	$ 2.3